Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (in Thousands)(7)	Revenue (in Thousands)(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$3,214,657	$3,499,765	$1,062,634	1,073,041	$84.14	$124.02	$8,027	$172,552
2022	$5,611,040	$(264,226)	$1,201,439	337,407	$71.90	$89.41	$3,694	$144,804
2021	$3,461,041	$9,567,265	$973,850	1,492,359	$145.21	$134.44	$7,978	$119,797

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for Scipio Maximus Carnecchia (our former Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation —Summary Compensation Table” for additional information.The dollar amounts reported in this column represent the average of the amounts reported for the NEOs as a group (excluding Mr. Carnecchia) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal year 2023, Frank Teruel, Michael Diamond, Christopher Briggs, Fuad Ahmad, and Scott Carter; (ii) for fiscal year 2022, Frank Teruel, Michael Diamond, Stephen Ritter and Scott Marcus; and (iii) for fiscal year 2021, Frank Teruel, Jeffrey Davison, Michael Diamond, Jason Gray, and Stephen Ritter. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table” for additional information.
Peer Group Issuers, Footnote	Cumulative TSR is calculated by (i) dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by (ii) the Company’s share price at the beginning of the measurement period. Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning ofeach period for which a return is indicated. The peer group for this purpose is the NASDAQ - 100 Technology Sector Index and is the same peer group used by the Company in the Stock Performance Graph in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ended September 30, 2023 (the “Peer Group”).
PEO Total Compensation Amount	$ 3,214,657	$ 5,611,040	$ 3,461,041
PEO Actually Paid Compensation Amount	$ 3,499,765	(264,226)	9,567,265
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the CAP to Mr. Carnecchia, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect actual compensation earned by or paid to Mr. Carnecchia during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Carnecchia’s total compensation reported in the Summary Compensation Table for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2023	3,214,657	(2,295,513)	2,580,621	3,499,765
2022	5,611,040	(4,701,320)	(1,173,946)	(264,226)
2021	3,461,041	(2,283,961)	8,390,185	9,567,265
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	2,121,544	450,314	—	8,763	—	—	2,580,621
2022	1,993,329	(2,373,751)	—	(793,524)	—	—	(1,173,946)
2021	3,233,450	4,946,721	—	210,014	—	—	8,390,185

Non-PEO NEO Average Total Compensation Amount	$ 1,062,634	1,201,439	973,850
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,073,041	337,407	1,492,359
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of the CAP to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation reported in the Summary Compensation Table for the Non-PEO NEOs for each year to determine the CAP, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,062,634	(498,421)	508,828	1,073,041
2022	1,201,439	(747,143)	(116,889)	337,407
2021	973,850	(460,978)	979,487	1,492,359
—————————
(a) The amounts deducted or added in calculating the total average award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends of other Earnings Paid on Stock or Options Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	461,257	51,677	—	3,027	(7,133)	—	508,828
2022	352,010	(379,700)	—	(89,199)	—	—	(116,889)
2021	556,942	273,505	—	149,040	—	—	979,487

Compensation Actually Paid vs. Total Shareholder Return
CAP and Company’s TSR versus Peer TSR
The following graph sets forth the relationship between the CAP to our PEO, the average of CAP to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years. In addition, the graph demonstrates the overall performance of the Company’s TSR as compared to the TSR of its Compensation Peer Group.

Compensation Actually Paid vs. Net Income
CAP and Net Income
The following graph sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and the Company’s net income over the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
CAP and Revenue
The following graph sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and the Company’s revenue over the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
CAP and Company’s TSR versus Peer TSR
The following graph sets forth the relationship between the CAP to our PEO, the average of CAP to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years. In addition, the graph demonstrates the overall performance of the Company’s TSR as compared to the TSR of its Compensation Peer Group.

Tabular List, Table

Performance Measures
Revenue
Non-GAAP Operating Income Margin
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 84.14	71.90	145.21
Peer Group Total Shareholder Return Amount	124.02	89.41	134.44
Net Income (Loss)	$ 8,027,000	$ 3,694,000	$ 7,978,000
Company Selected Measure Amount	172,552,000	144,804,000	119,797,000
PEO Name	Scipio Maximus Carnecchia
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation program, the Company has determined that revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link the CAP to the Company’s NEOs, for the most recently completed fiscal year. The dollar amounts reported represent the amount of revenue reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,295,513)	$ (4,701,320)	$ (2,283,961)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,580,621	(1,173,946)	8,390,185
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,121,544	1,993,329	3,233,450
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	450,314	(2,373,751)	4,946,721
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,763	(793,524)	210,014
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(498,421)	(747,143)	(460,978)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	508,828	(116,889)	979,487
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	461,257	352,010	556,942
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,677	(379,700)	273,505
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,027	(89,199)	149,040
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,133)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0